DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 2.0%
Cable One, Inc.	34	$60,250
Iridium Communications, Inc.*	888	34,143
New York Times Co., Class A	1,122	53,295
TEGNA, Inc.	1,481	29,250
TripAdvisor, Inc.*	685	17,714
Yelp, Inc.*	449	15,392

(Cost $233,537)		210,044

Consumer Discretionary - 15.4%
American Eagle Outfitters, Inc.(a)	1,023	26,485
AutoNation, Inc.*	293	36,288
Brunswick Corp.	518	48,645
Capri Holdings Ltd.*	1,062	62,892
Carter’s, Inc.	293	29,602
Columbia Sportswear Co.	237	23,115
Cracker Barrel Old Country Store, Inc.	173	21,109
Dana, Inc.	993	21,350
Deckers Outdoor Corp.*	186	75,404
Dick’s Sporting Goods, Inc.	451	53,020
Foot Locker, Inc.	605	27,612
Gentex Corp.	1,591	54,778
Goodyear Tire & Rubber Co.*	1,911	38,430
Graham Holdings Co., Class B	30	16,996
Grand Canyon Education, Inc.*	311	22,538
H&R Block, Inc.	1,214	28,748
Harley-Davidson, Inc.	1,021	37,399
Helen of Troy Ltd.*(a)	164	39,442
Jack in the Box, Inc.	145	11,977
KB Home	650	25,994
Kohl’s Corp.	975	49,949
Lear Corp.	410	68,794
Lithia Motors, Inc.	204	59,431
Mattel, Inc.*	2,468	52,346
Murphy USA, Inc.	162	28,079
Nordstrom, Inc.*(a)	738	15,623
Papa John’s International, Inc.	222	27,066
Polaris, Inc.(a)	387	43,263
RH*	115	67,066
Service Corp. International	1,128	74,628
Six Flags Entertainment Corp.*	511	18,687
Tempur Sealy International, Inc.	1,328	56,892
Texas Roadhouse, Inc.	472	39,148
Thor Industries, Inc.	355	37,527
Toll Brothers, Inc.	783	49,697
Travel + Leisure Co.	603	29,680
Urban Outfitters, Inc.*	465	14,727
Visteon Corp.*	188	19,913
Wendy’s Co.	1,190	24,490
Williams-Sonoma, Inc.	505	98,394
Wingstop, Inc.	200	32,120
Wyndham Hotels & Resorts, Inc.	639	50,788

(Cost $1,592,330)		1,660,132

Consumer Staples - 3.3%
BJ’s Wholesale Club Holdings, Inc.*	950	62,842
Boston Beer Co., Inc., Class A*	50	22,558
Coty, Inc., Class A*	2,398	23,332
Darling Ingredients, Inc.*	1,123	75,825
Flowers Foods, Inc.	1,338	34,547
Hain Celestial Group, Inc.*	648	25,551
Ingredion, Inc.	459	42,747
Nu Skin Enterprises, Inc., Class A	337	14,788
Pilgrim’s Pride Corp.*	347	9,744
Sanderson Farms, Inc.	143	26,853
Sprouts Farmers Market, Inc.*(a)	801	21,194

(Cost $347,409)		359,981

Energy - 1.0%
CNX Resources Corp.*	1,461	19,928
EQT Corp.*	2,023	39,307
Equitrans Midstream Corp.	2,731	26,272
Murphy Oil Corp.	1,004	26,687

(Cost $92,782)		112,194

Financials - 16.6%
Affiliated Managers Group, Inc.	280	47,636
Alleghany Corp.*	93	60,160
Associated Banc-Corp.	1,033	22,623
Bank of Hawaii Corp.	272	21,700
Bank OZK	830	37,109
Cadence Bank	1,290	37,694
CIT Group, Inc.	666	32,674
CNO Financial Group, Inc.	858	19,442
Commerce Bancshares, Inc.	721	50,326
East West Bancorp, Inc.	961	73,997
Essent Group Ltd.	769	31,975
Evercore, Inc., Class A	266	36,894
FactSet Research Systems, Inc.	255	119,485
First American Financial Corp.	736	54,597
First Horizon Corp.	3,692	59,552
FNB Corp.	2,182	25,442
Fulton Financial Corp.	1,111	17,543
Hancock Whitney Corp.	582	27,808
Hanover Insurance Group, Inc.	240	29,220
Interactive Brokers Group, Inc., Class A	588	43,406
Janus Henderson Group PLC	1,165	49,780
Kemper Corp.	412	22,792
MGIC Investment Corp.(a)	2,305	32,501
Navient Corp.	1,277	25,195
New York Community Bancorp, Inc.	3,133	37,533
PacWest Bancorp	805	36,016
Pinnacle Financial Partners, Inc.	512	48,850
Primerica, Inc.	270	39,731
PROG Holdings, Inc.*	444	20,033

Prosperity Bancshares, Inc.	627	44,693
Reinsurance Group of America, Inc.	453	42,994
RenaissanceRe Holdings Ltd.	317	48,853
RLI Corp.	267	27,442
SEI Investments Co.	722	43,053
Selective Insurance Group, Inc.	410	30,971
Signature Bank	407	123,036
SLM Corp.	2,290	40,716
Sterling Bancorp	1,290	32,005
Synovus Financial Corp.	974	44,113
Texas Capital Bancshares, Inc.*	336	18,924
UMB Financial Corp.	292	29,369
Umpqua Holdings Corp.	1,478	28,171
Webster Financial Corp.	616	33,196
Wintrust Financial Corp.	378	33,086

(Cost $1,670,975)		1,782,336

Health Care - 8.8%
Acadia Healthcare Co., Inc.*	676	37,971
Amedisys, Inc.*	200	27,930
Encompass Health Corp.	662	38,144
Exelixis, Inc.*	2,233	37,492
Haemonetics Corp.*	275	14,094
Hill-Rom Holdings, Inc.	445	69,197
ICU Medical, Inc.*	132	29,860
Integra LifeSciences Holdings Corp.*	489	31,272
Jazz Pharmaceuticals PLC*	427	51,184
LHC Group, Inc.*	180	20,650
LivaNova PLC*	361	28,938
Masimo Corp.*	342	95,117
Molina Healthcare, Inc.*	403	114,928
Neurocrine Biosciences, Inc.*	631	52,531
NuVasive, Inc.*	340	16,340
Penumbra, Inc.*	232	56,991
Quidel Corp.*(a)	287	42,350
Syneos Health, Inc.*	696	67,623
Tenet Healthcare Corp.*	784	57,130
United Therapeutics Corp.*	299	56,660

(Cost $977,980)		946,402

Industrials - 19.5%
Acuity Brands, Inc.	238	47,921
AECOM*	961	66,251
AGCO Corp.	419	46,178
Avis Budget Group, Inc.*	325	89,242
Axon Enterprise, Inc.*	442	74,605
Brink’s Co.	326	19,938
Carlisle Cos., Inc.	353	79,496
Clean Harbors, Inc.*	335	33,982
Colfax Corp.*	877	40,728
Crane Co.	341	32,920
Curtiss-Wright Corp.	274	34,475
Donaldson Co., Inc.	842	47,514
Dycom Industries, Inc.*	208	19,444
EMCOR Group, Inc.	359	42,843
EnerSys	288	21,338
Flowserve Corp.	885	26,532
FTI Consulting, Inc.*	230	33,601
Graco, Inc.	1,145	83,459
Hexcel Corp.*	564	28,978
Hubbell, Inc.	369	72,213
Insperity, Inc.	247	28,588
ITT, Inc.	575	54,384
KAR Auction Services, Inc.*	826	12,382
KBR, Inc.	955	42,020
Kennametal, Inc.	547	19,347
Kirby Corp.*	404	21,097
Lincoln Electric Holdings, Inc.	403	54,389
ManpowerGroup, Inc.	364	32,625
MasTec, Inc.*	387	35,670
Mercury Systems, Inc.*	368	18,014
Middleby Corp.*	377	65,854
MillerKnoll, Inc.	517	19,615
MSA Safety, Inc.	247	35,400
Nordson Corp.	365	92,779
Oshkosh Corp.	456	49,066
Owens Corning	699	59,303
Regal Rexnord Corp.	455	71,936
Ryder System, Inc.	366	30,407
Science Applications International Corp.	388	32,549
Stericycle, Inc.*	611	34,522
Terex Corp.	461	19,537
Tetra Tech, Inc.	368	67,962
Timken Co.	471	31,006
Toro Co.	725	72,906
Trinity Industries, Inc.	581	15,397
Univar Solutions, Inc.*	1,164	30,159
Werner Enterprises, Inc.	415	18,721
Woodward, Inc.	428	45,282
XPO Logistics, Inc.*	662	47,955

(Cost $1,916,012)		2,100,530

Information Technology - 13.7%
ACI Worldwide, Inc.*	777	22,642
Alliance Data Systems Corp.	329	22,425
Amkor Technology, Inc.	673	14,510
Arrow Electronics, Inc.*	486	59,122
Avnet, Inc.	667	24,192
Belden, Inc.	303	18,686
Blackbaud, Inc.*	300	22,638
Ciena Corp.*	1,050	63,241
CMC Materials, Inc.	192	25,498
Cognex Corp.	1,189	91,850
Coherent, Inc.*	164	42,464
CommVault Systems, Inc.*	313	19,681
Fair Isaac Corp.*	182	64,270
First Solar, Inc.*	666	68,998

Jabil, Inc.	986	57,642
Littelfuse, Inc.	167	49,846
LiveRamp Holdings, Inc.*	449	21,072
Manhattan Associates, Inc.*	443	69,179
Maximus, Inc.	418	31,538
National Instruments Corp.	910	37,783
Paylocity Holding Corp.*	265	66,870
Qualys, Inc.*	226	29,446
Semtech Corp.*	435	37,266
Silicon Laboratories, Inc.*	279	54,759
SolarEdge Technologies, Inc.*	352	115,371
Synaptics, Inc.*	235	66,326
TD SYNNEX Corp.	278	28,762
Teradata Corp.*	733	31,827
Universal Display Corp.	294	42,057
Viasat, Inc.*	495	21,924
WEX, Inc.*	304	38,432
Wolfspeed, Inc.*	786	96,379
Xerox Holdings Corp.	924	17,020

(Cost $1,413,236)		1,473,716

Materials - 7.0%
AptarGroup, Inc.	447	53,457
Ashland Global Holdings, Inc.	420	42,449
Avient Corp.	647	35,592
Cabot Corp.	381	19,995
Chemours Co.	1,130	33,561
Cleveland-Cliffs, Inc.*(a)	3,053	62,129
Commercial Metals Co.	791	24,442
Compass Minerals International, Inc.	276	13,427
Eagle Materials, Inc.	283	43,644
Greif, Inc., Class A	194	11,772
Ingevity Corp.*	278	19,991
Minerals Technologies, Inc.	230	15,104
Olin Corp.	975	52,991
RPM International, Inc.	881	80,206
Scotts Miracle-Gro Co.	240	34,774
Sonoco Products Co.	660	38,366
Steel Dynamics, Inc.	1,314	78,577
United States Steel Corp.(a)	1,807	40,856
Valvoline, Inc.	1,228	41,838
Worthington Industries, Inc.	238	11,419

(Cost $706,736)		754,590

Real Estate - 11.3%
American Campus Communities, Inc. REIT	938	48,532
Brixmor Property Group, Inc. REIT	2,022	45,980
Camden Property Trust REIT	678	112,012
CoreSite Realty Corp. REIT	300	51,315
Corporate Office Properties Trust REIT	756	19,399
Cousins Properties, Inc. REIT	1,012	38,213
CyrusOne, Inc. REIT	835	74,332
Douglas Emmett, Inc. REIT	1,178	38,603
Healthcare Realty Trust, Inc. REIT	973	30,474
Highwoods Properties, Inc. REIT	696	30,067
Hudson Pacific Properties, Inc. REIT	1,013	24,657
JBG SMITH Properties REIT	797	22,149
Jones Lang LaSalle, Inc.*	344	80,809
Kilroy Realty Corp. REIT	712	45,945
Life Storage, Inc. REIT	526	69,506
Macerich Co. REIT	1,437	27,102
Medical Properties Trust, Inc. REIT	3,989	84,926
National Retail Properties, Inc. REIT	1,184	52,214
Park Hotels & Resorts, Inc. REIT*	1,625	27,040
Pebblebrook Hotel Trust REIT	873	18,289
PotlatchDeltic Corp. REIT	451	24,417
PS Business Parks, Inc. REIT	136	23,827
Rayonier, Inc. REIT	962	36,335
Rexford Industrial Realty, Inc. REIT	923	64,684
SL Green Realty Corp. REIT(a)	457	31,730
Spirit Realty Capital, Inc. REIT	806	35,915
STORE Capital Corp. REIT	1,643	54,121

(Cost $1,072,810)		1,212,593

Utilities - 1.3%
Hawaiian Electric Industries, Inc.	735	27,923
National Fuel Gas Co.	625	36,131
New Jersey Resources Corp.	647	23,797
Southwest Gas Holdings, Inc.	400	26,324
Spire, Inc.	347	20,768

(Cost $131,060)		134,943

TOTAL COMMON STOCKS
(Cost $10,154,867)		10,747,461

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $6,001)	6,001	6,001

TOTAL INVESTMENTS - 100.0%
(Cost $10,160,868)		$10,753,462
Other assets and liabilities, net - 0.0%		1,912

NET ASSETS - 100.0%		$10,755,374

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 0.01% (b)(c)
1,305	—	(1,305)(d)	—	—	—	—	—	—
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
10,177	90,286	(94,462)	—	—	0	—	6,001	6,001

11,482	90,286	(95,767)	—	—	0	—	6,001	6,001

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $323,940, which is 3.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $340,280.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$10,747,461	$—	$—	$10,747,461
Short-Term Investments (d)	6,001	—	—	6,001

TOTAL	$10,753,462	$—	$—	$10,753,462

(d)	See Schedule of Investments for additional detailed categorizations.